UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8047

                             Scudder YieldWise Funds
                             -----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder YieldWise Money Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                           Principal
                                                                                           Amount ($)             Value ($)
                                                                                        -----------------------------------

Certificates of Deposit and Bank Notes 17.9%
Barclays Bank PLC, 3.04%, 6/27/2005                                                       7,500,000              7,500,000
Credit Suisse First Boston, 2.8%, 5/3/2005                                                5,000,000              5,000,000
Landesbank Baden Wurttemberg, 2.965%, 6/16/2005                                           7,000,000              6,999,623
Northern Rock PLC, 3.0%, 6/24/2005                                                        5,000,000              5,000,000
Royal Bank of Scotland PLC, 2.81%, 5/3/2005                                               7,000,000              7,000,000
Societe Generale:
2.8%, 5/3/2005                                                                            8,000,000              8,000,000
2.955%, 8/8/2005                                                                          4,000,000              4,000,054
Toronto Dominion Bank, 2.505%, 5/27/2005                                                  6,000,000              6,000,021
                                                                                                              ------------
Total Certificates of Deposit and Bank Notes (Cost $49,499,698)                                                 49,499,698

Commercial Paper** 42.8%
AIG Funding, Inc., 2.8%, 5/3/2005                                                         8,000,000              7,998,756
British Transco Capital, Inc.:
2.705%, 5/3/2005                                                                          9,000,000              8,998,647
2.77%, 5/4/2005                                                                           4,000,000              3,999,077
General Electric Co., 3.0%, 6/28/2005                                                     4,000,000              3,980,667
Genworth Financial, Inc.:
2.81%, 5/18/2005                                                                          7,000,000              6,990,711
2.87%, 5/17/2005                                                                          3,000,000              2,996,173
3.01%, 6/27/2005                                                                          4,000,000              3,980,937
Giro Funding US Corp.:
2.87%, 5/31/2005                                                                          4,500,000              4,489,237
3.04%, 5/3/2005                                                                           5,000,000              4,999,228
International Lease Finance Corp., 2.78%, 5/3/2005                                        5,000,000              4,999,228
Irish Life and Permanent PLC, 3.01%, 7/1/2005                                             3,000,000              2,984,699
Liberty Street Funding Corp., 2.87%, 5/9/2005                                             4,000,000              3,997,449
Perry Global Funding LLC, Series A, 3.03%, 6/24/2005                                      9,000,000              8,959,095
Prudential PLC, 3.0%, 6/30/2005                                                           8,600,000              8,557,000
Sanofi-Aventis:
2.74%, 5/3/2005                                                                           7,000,000              6,998,934
2.845%, 5/9/2005                                                                          5,000,000              4,996,839
3.01%, 6/13/2005                                                                          2,500,000              2,491,012
SBC Communications, Inc., 2.87%, 5/9/2005                                                 6,190,000              6,186,052
Total SA, 2.9%, 5/3/2005                                                                  7,000,000              6,998,872
Verizon Network Funding Corp., 2.8%, 5/4/2005                                            13,000,000             12,996,967
                                                                                                              ------------
Total Commercial Paper (Cost $118,599,580)                                                                     118,599,580

Short Term Notes* 10.1%
Canadian Imperial Bank of Commerce, 2.836%, 6/8/2005                                      6,000,000              5,999,867
Credit Suisse First Boston, 2.97%, 9/9/2005                                               5,000,000              5,000,420
General Electric Co., 3.211%, 10/24/2005                                                  5,000,000              5,001,277
International Business Machines Corp., 2.88%, 12/8/2005                                   3,000,000              2,999,582
Merrill Lynch & Co., Inc., 2.92%, 5/5/2006                                                6,000,000              6,004,885
Morgan Stanley, 3.07%, 11/15/2005                                                         3,000,000              3,000,000
                                                                                                              ------------
Total Short Term Notes (Cost $28,006,031)                                                                       28,006,031

US Government Sponsored Agencies 13.3%
Federal Farm Credit Bank:
2.85%*, 6/13/2005                                                                         5,000,000              4,999,941
2.9%*, 1/17/2006                                                                          5,000,000              5,000,000
Federal Home Loan Mortgage Corp., 3.083%*, 10/7/2005                                     25,000,000             25,000,000
Federal National Mortgage Association, 1.75%, 5/23/2005                                   2,000,000              2,000,000
                                                                                                              ------------
Total US Government Sponsored Agencies (Cost $36,999,941)                                                       36,999,941

US Government Agency Sponsored Pass-Throughs 3.3%
Federal National Mortgage Association:
2.83%**, 6/1/2005                                                                         4,171,000              4,160,836
3.05%**, 7/1/2005                                                                         5,000,000              4,974,160
                                                                                                              ------------
Total US Government Agency Sponsored Pass-Throughs (Cost $9,134,996)                                             9,134,996

Promissory Notes 1.4%
The Goldman Sachs Group, Inc., 3.09%*, 5/26/2005
(Cost $4,000,000)                                                                         4,000,000              4,000,000
                                                                                                              ------------
Funding Agreements 2.5%
New York Life Insurance Co., 3.123%*, 9/20/2005
(Cost $7,000,000)                                                                         7,000,000              7,000,000
                                                                                                              ------------

Repurchase Agreements 9.5%
Morgan Stanley, 2.97%, dated 4/29/2005, to be repurchased
at $25,006,188 on 5/2/2005 (a)                                                           25,000,000             25,000,000
State Street Bank and Trust Co., 2.74%, dated 4/29/2005,
to be repurchased at $1,263,288 on 5/2/2005 (b)                                           1,263,000              1,263,000
                                                                                                              ------------
Total Repurchase Agreements (Cost $26,263,000)                                                                  26,263,000


                                                                                              % of
                                                                                           Net Assets          Value ($)
                                                                                           ----------          ---------

Total Investment Portfolio  (Cost $279,503,246)                                               100.8            279,503,246
Other Assets and Liabilities, Net                                                              -0.8             -2,326,713
                                                                                                              ------------
Net Assets                                                                                    100.0            277,176,533
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:

Principal                                                                 Rate              Maturity             Collateral
Amount ($)      Security                                                    (%)                Date               Value ($)
---------------------------------------------------------------------------------------------------------------------------

2,001,544       Federal Home Loan Mortgage Corp.                            4.5            4/1/2035              1,942,819
                                                                                           4/1/2019-
23,075,372      Federal National Mortgage Association                        4.5-6.5       2/1/2035             23,557,181
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                          25,500,000

(b) Collateralized by $1,280,000 Federal Home Loan Mortgage Corp., 1.75%, maturing on 5/15/2005 with a value of $1,289,560.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Money Fund


                            By:     /s/Julian Sluyters
                                    -----------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Money Fund

                            By:     /s/Julian Sluyters
                                    -----------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005